[SUTHERLAND ASBILL & BRENNAN LLP]

THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

April 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. NE

Washington, DC 20549

Re:                               Post-Effective Amendment No. 1 to the Form S-1

Registration Statement File No. 333-160345

filed by Eagle Life Insurance Company

Dear Commissioners:

On behalf of Eagle Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”) a copy of Post-Effective Amendment No. 1 to the Form S-1 Registration Statement (the “Amendment”) for certain flexible premium deferred index annuity contracts.  The Amendment is being filed pursuant to Rule 470 under the 1933 Act to include current financial statements as well as to update certain other information.

Requests from the Company and American Equity Capital, Inc. that the effective date of the Registration Statement be accelerated to May 2, 2011 or as soon as reasonably practicable thereafter also are enclosed.

If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at 202.383.0118.  We greatly appreciate the SEC staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Thomas E. Bisset

Thomas E. Bisset

Enclosures

cc:	Mark Cowan Wendy Waugaman Marla Lacey Amanda Hollander